Business and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
Note 1 – Business and Organization
General – Blue Laser Fusion, Inc., formerly known as Unite Acquisition 2 Corp. (“Unite”), and its wholly owned subsidiaries, Blue Laser Subsidiary, Inc. and Blue Laser Fusion GK (collectively, the “Company”), is an early-stage laser technology company. Unite was incorporated in the State of Delaware on March 10, 2022, and prior to the Merger described below was a “shell company” with no operations. Prior to the Merger, the Company’s business was conducted by Blue Laser Fusion, Inc., a Delaware corporation incorporated on November 4, 2022 (“Private Blue Laser Fusion”), which was renamed Blue Laser Fusion Acquisition Co. upon the Merger and Blue Laser Subsidiary, Inc. on September 30, 2026. Unless the context otherwise requires, references to the Company for periods prior to the Merger refer to Private Blue Laser Fusion and its subsidiary. The Company specializes in developing proprietary pulsed laser technology with two principal applications: (i) inertial laser fusion energy directed toward clean baseload power generation, and (ii) directed energy defense applications utilizing the Company’s pulsed Optical Enhancement Cavity (“OEC”) fiber laser.
The Merger - On September 4, 2026 (the “Closing Date”), Unite’s wholly owned subsidiary, Blue Laser Fusion Acquisition Co., a Delaware corporation formed on June 23, 2026 (“Merger Sub”), merged with and into Private Blue Laser Fusion, with Private Blue Laser Fusion surviving as a wholly owned subsidiary of Unite (the “Merger”). Pursuant to the Merger, all of the outstanding capital stock of Private Blue Laser Fusion after giving effect to the conversion of its Series Seed-1 and Series Seed-2 Convertible Preferred Stock into Private Blue Laser Fusion common stock immediately prior to the Merger (the “Preferred Conversion”), was converted into 5,488,736 shares of Unite’s common stock, par value $0.0001 per share (the “Common Stock”), and 505,098 shares of restricted Common Stock issued in exchange for the restricted stock awards of Private Blue Laser Fusion described in Note 3, in each case at an exchange ratio of approximately 0.6314 shares of Common Stock for each share of Private Blue Laser Fusion common stock (the “Exchange Ratio”), and all outstanding options to purchase Private Blue Laser Fusion common stock were converted into options to purchase Common Stock at the Exchange Ratio. As a result of the Merger, Unite ceased to be a shell company, changed its name to Blue Laser Fusion, Inc. and continues as a public reporting company under that name. Concurrent with the consummation of the Merger, the Company completed the initial closing of a private placement of Common Stock (the “Offering”).
The Merger was accounted for as a reverse recapitalization, with Private Blue Laser Fusion determined to be the accounting acquirer under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Accordingly, the accompanying unaudited condensed consolidated financial statements represent a continuation of the financial statements of Private Blue Laser Fusion. For periods prior to the Merger, the historical common shares of Private Blue Laser Fusion, and all related share, per share and stock option amounts, have been retrospectively recast by applying the Exchange Ratio to reflect the capital structure of the Company as the legal parent. The recast affects only share and per share amounts: the carrying amounts of equity are unchanged, and the Series Seed-1 and Series Seed-2 Convertible Preferred Stock remains in temporary equity through the Closing Date, on which the Preferred Conversion was recorded. See Note 3, Reverse Recapitalization and Private Placement, for additional information.
Nature of Business - The Company has not yet commenced its commercial manufacturing and principal related operations. Since inception, the Company’s activities have consisted predominantly of research and development of its proprietary laser technology, related development on reactors, targets, and applications, securing intellectual property, recruiting scientific and engineering personnel, and raising capital to fund those activities through Series Seed-1 and Series Seed-2 convertible preferred stock financing (“Series Seed Preferred financing”). To date, the Company has generated only minimal revenue, which was derived from licensing its proprietary radiation-hydrodynamics simulation software to a research institution in Japan under a license arrangement. Both of the Company’s principal applications remain in the early-stage research and development phase.
Research and development activities are conducted principally in the United States of America, at the Company’s laser facility in Goleta, California. In March 2024, the Company established Blue Laser Fusion GK, to expand the Company’s research and development personnel and capabilities, with operations conducted from an office in Tokyo and through a research collaboration with Osaka University. The Company’s ability to achieve fusion is subject to significant risks and uncertainties, which are discussed further in Note 2.

Note 1 – Business and Organization
General – Blue Laser Fusion, Inc. and Blue Laser Fusion GK (Japan Subsidiary), (collectively, the “Company”), is an early-stage laser technology company incorporated in the state of Delaware on November 4, 2022. The Company specializes in developing proprietary pulsed laser technology with two principal applications: (i) inertial laser fusion energy directed toward clean baseload power generation, and (ii) directed energy defense applications utilizing the Company’s pulsed Optical Enhancement Cavity (“OEC”) fiber laser.
The Company has not yet commenced its commercial manufacturing and principal related operations. Since inception, the Company’s activities have consisted predominantly of research and development of its proprietary laser technology, related development on reactors, targets, and applications, securing intellectual property, recruiting scientific and engineering personnel, and raising capital to fund those activities through Series Seed Preferred financing. In 2024, the Company was awarded a U.S. Department of Energy INFUSE (Innovation Network for Fusion Energy) project in collaboration with the California Institute of Technology. To date, the Company has generated only minimal revenue, which has been derived from licensing its proprietary radiation-hydrodynamics simulation software to a research institution in Japan under a six-month
license arrangement; the Company does not yet generate revenue from its planned principal operations.
Research and development activities are conducted principally in the United States, at the Company’s laser facility in Goleta, California. In March 2024, the Company established Blue Laser Fusion GK, a wholly owned subsidiary in Japan to expand the Company’s research and development personnel and capabilities, with operations conducted from an office in Tokyo and through a research collaboration with Osaka University. The Company’s ability to achieve fusion are subject to significant risks and uncertainties, which are discussed further in Note 2, but has successful in advancing the proprietary pulsed laser to achieve enhancement.
The Merger
– On September 4, 2026 (the “Closing Date”), Blue Laser Fusion Acquisition Co., a Delaware corporation formed on June 23, 2026 (“Merger Sub”) and a wholly owned subsidiary of Unite Acquisition 2 Corp., a Delaware corporation and shell company with no operations (“Unite”), merged with and into the Company, with the Company surviving as a wholly owned subsidiary of Unite (the “Merger”). On the Closing Date, immediately prior to the effective time of the Merger, all 3,876,721 outstanding shares of the Company’s Series Seed-1 Convertible Preferred Stock and all 64,065 outstanding shares of its Series Seed-2 Convertible Preferred Stock converted into shares of the Company’s common stock on a one-for-one basis (the “Preferred Conversion”). At the effective time of the Merger, each outstanding share of the Company’s common stock, including the shares issued in the Preferred Conversion, was exchanged for approximately 0.6314 shares of Unite common stock, par value $0.0001 per share (the “Exchange Ratio”), resulting in the issuance of 5,488,736 shares of Unite common stock to the Company’s former stockholders, of which 2,488,103 shares were issued in respect of the shares received in the Preferred Conversion, and 505,098 shares of restricted Unite common stock in exchange for the Company’s restricted stock awards. Each outstanding option to purchase the Company’s common stock was converted into an option to purchase Unite common stock, with the number of underlying shares multiplied, and the exercise price divided, by the Exchange Ratio. Upon the Merger, Unite changed its name to Blue Laser Fusion, Inc., and the Company was renamed Blue Laser Fusion Acquisition Co. and subsequently Blue Laser Subsidiary, Inc. on September 30, 2026. Concurrently with the Merger, Unite completed the initial closing of a private placement of 910,265 shares of its common stock at $27.50 per share for gross proceeds of approximately $25.0 million.
The Merger was accounted for as a reverse recapitalization, with the Company determined to be the accounting acquirer under Financial Accounting Standards Board Accounting Standards Codification Topic 805, Business Combinations. For periods prior to the Merger, the historical common shares of the Company, and all related share, per share, stock option and restricted stock award amounts, have been retrospectively recast by applying the Exchange Ratio to reflect the capital structure of Blue Laser Fusion, Inc. as the legal parent. The recast affects only share and per share amounts; the carrying amounts of equity are unchanged. Because the Preferred Conversion occurred on the Closing Date, after the periods presented, the Series Seed-1 and Series Seed-2 Convertible Preferred Stock is presented in temporary equity at its historical share counts and carrying amounts as of December 31, 2025 and 2024 and has not been retrospectively recast.